Stock-Based Compensation	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Liability Awards	$3.2	$21.7	$2.8
Equity Awards	9.0	18.0	10.3
Total stock-based compensation expense	$12.2	$39.7	$13.1
As of 31 March 2022, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$10.4 million and will be recognized over an estimated weighted average amortization period of 1.5 years.
2001 Equity Incentive Plan
Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), which was amended and restated in August 2021 and approved by shareholders, the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units.
Long-Term Incentive Plan 2006
The Company’s shareholders approved the establishment of a Long-Term Incentive Plan in 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The Company determines the conditions or restrictions of any awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Currently, the plan only allows for RSUs to be granted under the LTIP.
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2020	22,944,379
Granted	(856,756)
Balance at 31 March 2021	22,087,623
Granted	(597,927)
Balance at 31 March 2022	21,489,696
RSUs
The Company estimates the fair value of RSUs on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the RSU vests.
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2020	520,632	864,165	1,777,640	3,162,437	14.64
Granted	371,806	190,376	294,574	856,756	26.56
Vested	(245,385)	(174,356)	(722,156)	(1,141,897)	13.03
Forfeited	(53,567)	(153,897)	(63,136)	(270,600)	17.05
Outstanding at 31 March 2021	593,486	726,288	1,286,922	2,606,696	19.01
Granted	233,443	141,015	223,469	597,927	41.73
Vested	(313,641)	(248,202)	(565,878)	(1,127,721)	14.96
Forfeited	(98,613)	(327,397)	(450,480)	(876,490)	27.73
Outstanding at 31 March 2022	414,675	291,704	494,033	1,200,412	27.83
The following table includes the assumptions used for RSU grants (market condition) valued:

Vesting Condition:	Market	Market	Market	Market
	FY22	FY22	FY21	FY21
Date of grant	27 Aug 2021	9 Sep 2021	15 Sep 2020	5 Nov 2020
Dividend yield (per annum)	2.0%	2.0%	—%	1.3%
Expected volatility	40.0%	40.2%	39.2%	40.1%
Risk free interest rate	0.4%	0.4%	0.2%	0.2%
Expected life in years	3.0	2.9	2.9	2.8
JHX stock price at grant date (A$)	52.66	52.12	30.33	37.24
Number of restricted stock units	130,513	92,956	167,491	127,083
Scorecard LTI – CSUs
Under the terms of the LTIP, the Company grants scorecard LTI CSUs to executives and the vesting of awards is based on the individual's performance measured over a three year period against certain performance targets. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating.
The following represents the activity related to the CSUs:

	FY22	FY21
Granted	423,051	571,132
Vested	433,872	377,506
Cancelled	1,292,934	607,253
For the fiscal years ending 31 March 2022, 2021 and 2020, US$15.2 million, US$8.2 million and US$2.0 million, respectively, was paid in cash upon vesting of CSU units.